NATIXIS FUNDS TRUST I

May 6, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I
(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information for CGM Advisor Targeted Equity Fund, Hansberger International Fund, Natixis Diversified Income Fund, Natixis Oakmark International Fund, Natixis U.S. Multi-Cap Equity Fund and Vaughan Nelson Small Cap Value Fund, each a series of Natixis Funds Trust I does not differ from that contained in Post-Effective Amendment No. 103 that was filed electronically on April 29, 2013.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary